Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Leases [Abstract]
Year one	$ 75,384	$ 72,491
Year two	71,383	76,987
Year three	67,039	67,164
Year four	66,939	63,476
Year five	64,105	64,563
After year five	290,686
Year six		57,906
After year six		284,289
Total undiscounted cash flows	635,536	686,876
Less: Difference between undiscounted and discounted cash flows	$ (87,470)	$ (102,431)
Operating lease, liability, statement of financial position [Extensible List]
Operating leases amount in the Consolidated Statement of Financial Condition	$ 548,066	$ 584,445
Finance Lease, Liability, Statement of Financial Position [Extensible List]
Finance leases amount in the Consolidated Statement of Financial Condition	$ 229	$ 362
Lease liabilities	$ 548,295	$ 584,807